Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 27, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 27,471	$ 16,318	$ 29,557
Accounts receivable - net of allowances for doubtful accounts of $2,227 at December 31, 2013 and $2,459 at June 27, 2014	97,692	77,003	70,234
Inventories	77,834	72,259	72,195
Deferred income taxes	7,027	6,755	7,462
Insurance receivable (Note 18)			2,795
Assets held for sale (Note 8)			779
Investments in partially-owned affiliates held for sale (Note 1)		8,211
Other current assets	19,444	19,746	20,159
Total current assets	229,468	200,292	203,181
Property, plant and equipment - net of accumulated depreciation of $57,362 at December 31, 2013 and $64,983 at June 27, 2014	126,535	126,286	121,108
Goodwill	34,198	34,198	34,198
Other intangible assets - net	46,429	49,131	54,394
Investments in partially-owned affiliates	6,089	5,547	12,091
Deferred income taxes	2,832	2,066	3,020
Other assets - net	5,357	5,497	3,362
Total assets	450,908	423,017	431,354
Current liabilities
Current portion of long-term debt	6,389	6,904	8,725
Accounts payable	64,486	58,042	55,171
Accrued compensation and employee benefits	21,218	20,831	20,302
Accrued interest	281	2,998	147
Accrued income taxes	7,143	2,764	1,623
Liabilities related to fire (Note 13)	812	1,000	1,776
Deferred income taxes	105	105	43
Other current liabilities	22,110	19,679	14,196
Total current liabilities	122,544	112,323	101,983
Long-term debt	243,763	235,831	192,091
Postretirement health and other benefits	11,107	11,134	12,023
Multiemployer pension plan withdrawal liability	2,133	2,213	3,203
Deferred income taxes	24,447	27,774	23,680
Other long-term liabilities	4,322	3,270	3,448
Total liabilities	408,316	392,545	336,428
Commitments and contingencies (Note 12)
Redeemable preferred stock, $0.001 par value (Note 12) 49,000 shares authorized, 35,000 shares issued and outstanding at December 31, 2012 and 0 shares issued and outstanding at December 31, 2013		0	46,010
Shareholders' Equity
Common stock, $0.001 par value 1,000 shares authorized, 1,000 shares issued and outstanding	0	0	0
Additional paid-in capital	25,455	25,358	37,919
Retained earnings	17,612	4,640	13,256
Accumulated other comprehensive (loss) income	(475)	474	(2,259)
Total shareholders' equity	42,592	30,472	48,916
Total liabilities and shareholders' equity	$ 450,908	$ 423,017	$ 431,354